Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Lease cost
Operating lease expense	¥ 98,943	¥ 102,321
Cash payments on operating leases	93,610	99,064
Operating lease right-of-use assets, net	168,192	223,652	$ 24,386
Current portion of lease liabilities	¥ 84,358	¥ 91,288	$ 12,231
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liabilities, non-current	¥ 83,171	¥ 130,956	$ 12,059
Total operating lease liabilities	¥ 167,529	¥ 222,244	$ 24,290
Weighted average remaining lease term (years)	2 years 3 months 25 days	2 years 10 months 6 days	2 years 3 months 25 days
Weighted average discount rate	4.55%	4.38%	4.55%
Minimum
Lease cost
Operating leases	1 year		1 year
Maximum
Lease cost
Operating leases	10 years		10 years